Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000214946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	22.50%	13.90%	11.43%
C000214947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	22.39%	13.81%	11.32%
MSCI All Country World Index ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA
Average Annual Return, Percent	16.45%	10.26%	8.81%